Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense			$ 7,666
Deferred tax expense (benefit)	(42,545)	(1,031,461)	(80,599)
Income taxes provision (benefit)	$ (42,545)	$ (1,031,461)	$ (72,933)